Derivative Instruments and Hedging Activities - Terms of Interest Rate Swaps Underlying Swaption (Details) - Interest Rate Swaption - USD ($)	6 Months Ended
	Jun. 30, 2017	Jan. 31, 2026	Jan. 31, 2018
Forecast
Derivative [Line Items]
Principal Amount		$ 82,500,000	$ 160,000,000
Call Option | LIBOR
Derivative [Line Items]
Principal Amount	$ 160,000,000
Carrying Amount of Assets (Liability)	$ 154,000
Remaining Term (Years)	8 years
Fixed Interest Rate	3.10%
Put Option | LIBOR
Derivative [Line Items]
Principal Amount	$ 160,000,000
Carrying Amount of Assets (Liability)	$ (959,000)
Remaining Term (Years)	8 years
Fixed Interest Rate	2.00%